CONCENTRATION OF RISKS (Tables)	12 Months Ended
Dec. 31, 2020
CONCENTRATION OF RISKS
Schedule of suppliers account for 10% or more of total cost of materials

	For the year ended December 31,
Supplier	2018	2019	2020
	RMB	RMB	RMB	US$
A	121,043	265,014	196,886	30,174
B	73,145	*	*	*
C	70,086	*	*	*
D	*	*	194,838	29,860

*  Accounts for less than 10% during the period.